Inventories and contracts in progress (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories and contracts in progress
Raw materials	€ 6,776	€ 9,007	€ 9,061
Work in progress	4,364	4,237	4,070
Finished goods	3,764	3,158	3,266
Contracts in progress		590	637
Total inventories and contracts in progress	€ 14,904	€ 16,992	€ 17,034